Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 44,026
2024	35,093
2025	33,999
2026	33,993
2027	285,622
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	$ 432,733